BANK FINANCIAL ASSETS AND LIABILITIES - Loans to corporate customers (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Corporate borrowers
BANK FINANCIAL ASSETS AND LIABILITIES
Weighted average provision rates	13.21%	13.74%
Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Weighted average provision rates	12.46%	7.77%